UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      100 Throckmorton St., Suite 700
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas October 21, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total:  $62,189 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
***HERITAGE OIL CORP          COMMON            426928305   164   34200       SH       SOLE                 34200       0     0
***TRANSATLANTIC PETROLEUM    COMMON            G89982105   2303  778000      SH       SOLE                 778000      0     0
APPROACH RESOURCES INC.       OTC IS            03834A103   561   50200       SH       SOLE                 50200       0     0
ASBURY AUTOMOTIVE GROUP INC.  COMMON            043436104   704   50000       SH       SOLE                 50000       0     0
***BARCLAYS BK PLC            COMMON            06739H255   2269  57950       SH       SOLE                 57950       0     0
BAY COMMERCIAL BANK CA        OTC               072199102   448   56000       SH       SOLE                 56000       0     0
BPZ RESOURCES                 OTC IS            055639108   2693  3000000     PRN      SOLE                 3000000     0     0
CASH AMERICA INVESTMENTS      COMMON            14754D100   7000  200000      SH       SOLE                 200000      0     0
CINEMARK HOLDINGS INC.        OTC               17243V102   2834  176000      SH       SOLE                 176000      0     0
EMERGENCY MED SVCS            COMMON            29100P102   2668  50099       SH       SOLE                 50099       0     0
FRONTEER DEVELOPMENT          OTC               359032109   104   14500       SH       SOLE                 14500       0     0
FURMANITE CORPORATION         COMMON            361086101   1134  232300      SH       SOLE                 232300      0     0
GEOSOURCES INC.               OTC               372476101   1595  100309      SH       SOLE                 100309      0     0
GROUP 1 AUTOMOTIVE            COMMON            398905109   2092  70000       SH       SOLE                 70000       0     0
HOUSTON AMERICAN ENERGY CORP  COMMON            44183U100   866   86600       SH       SOLE                 86600       0     0
KIRBY CORP                    COMMON            497266106   805   20100       SH       SOLE                 20100       0     0
LENDER PROCESSING SVCS        COMMON            52602E102   2825  85000       SH       SOLE                 85000       0     0
MCMORAN EXPLORATION CO.       COMMON            582411104   430   25000       SH       SOLE                 25000       0     0
MILLICOM INTERNATIONAL        OTC IS            L6388F110   2687  28000       SH       SOLE                 28000       0     0
NATUS MEDICAL INC.            OTC IS            639050103   875   60000       SH       SOLE                 60000       0     0
NII HOLDINGS INC              BONDS             62913FAJ1   3488  3596000     PRN      SOLE                 3596000     0     0
NII HOLDINGS INC              OTC IS            62913F201   4727  115000      SH       SOLE                 115000      0     0
NIKO RESOURCES LTD            OTC IS            653905109   6373  64800       SH       SOLE                 64800       0     0
OBAGI MEDICAL PRODUCTS INC.   OTC IS            67423R108   630   60000       SH       SOLE                 60000       0     0
***OSISKO MINING CORPORATION  OTC IS            688278100   1423  100000      SH       SOLE                 100000      0     0
PENN OCTANE CORP.             OTC IS            707573101   201   1002955     SH       SOLE                 1002955     0     0
PENSKE AUTOMOTIVE GROUP       COMMON            70959W103   858   65000       SH       SOLE                 65000       0     0
PRICESMART INC.               OTC IS            741511109   2558  87800       SH       SOLE                 87800       0     0
SAFEGUARD SCIENTIFICS INC     COMMON            786449207   2502  199664      SH       SOLE                 199664      0     0
SHOE CARNIVAL INC.            OTC IS            824889109   1650  81600       SH       SOLE                 81600       0     0
VAALCO INERGY INC.            OTC IS            91851C201   2272  395762      SH       SOLE                 395762      0     0
VAST EXPLORATION              COMMON            92237U105   229   400000      SH       SOLE                 400000      0     0
VERMILLION INC.               OTC IS            92407M206   221   40000       SH       SOLE                 40000       0     0
    Page Column Totals                                      62189